Long-Term Debt	6 Months Ended
Jun. 30, 2026
Long-Term Debt [Abstract]
Long-Term Debt
9.	Long-Term Debt:

a.	$60.0 Million Revolving Credit Facility

On March 30, 2026, four of the Company’s wholly owned MR tanker vessels and LPG carriers ship-owning subsidiaries, owning the M/T Wonder Altair, M/T Wonder Maia, LPG Dream Arrax and LPG Dream Vermax, entered into an up to $60.0 million revolving credit facility (the “Facility”) with a European financial institution. The Company drew down $15.0 million on April 2, 2026, which was repaid on June 30, 2026. The Facility has a term of five years from the first drawdown date, bears an interest rate of Term SOFR plus a margin per annum on amounts drawn, and its availability reduces by twenty (20) quarterly consecutive reduction installments as follows: (i) $1,420,000 in respect of the 1st to the 19th such installment and (ii) in respect of the 20th and last such installment, $33,020,000 (comprising a payment in the amount of $1,420,000 and a balloon payment in the amount of $31,600,000).

The Facility is secured by a first priority mortgage over the vessels owned by the borrowers and is guaranteed by the Company. The borrowers are required to maintain an aggregate minimum liquidity of $1.0 million in their pledged deposit accounts and maintain and gradually fund certain dry-dock reserve accounts to ensure the payment of any costs incurred in relation to the next dry-docking of each mortgaged vessel. The Company as guarantor is also required to maintain a security cover ratio of at least 125% until maturity. The Facility’s net proceeds will be used for general corporate purposes. As of June 30, 2026, unamortized deferred financing fees associated with the Facility amounted to $677,776, of which $145,952 and $531,824 were presented as “Deferred finance fees, current” and “Deferred finance fees, non-current,” respectively, in the accompanying unaudited condensed consolidated balance sheet. As of June 30, 2026, there were no amounts outstanding and the Company had an aggregate amount of $58.6 million available to be drawn down under the Facility.